19 Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Taxes And Contributions
Deferred tax assets (liabilities) net, beginning	R$ (433,996)	R$ (261,242)	R$ (36,754)
Net change in the year - corresponding entry to the income statement	108,037	(154,962)	(224,596)
Net change in the year - corresponding entry to valuation adjustments to equity (Note 21 (b))	5,243	(17,792)	108
Total net change	113,280	(172,754)	(224,488)
Deferred tax assets (liabilities) net, ending	R$ (320,716)	R$ (433,996)	R$ (261,242)